Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

24. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the Chief Executive Officer (“CEO”), who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only and does not distinguish between products for the purpose of making decisions about resources allocation and performance assessment. As such, the Group concluded that it has one operating segment and one reporting segment.

Long-lived assets, classified by major geographic regions are as follows.

Geographic regions	December 31, 2020		December 31, 2021
	Amount	%	Amount	%
PRC	198,921	94%	211,139	79%
Asia & Pacific	198,921	94%	211,139	79%
Germany	12,747	6%	21,966	8%
United Kingdom	120	0%	67	0%
Europe	12,867	6%	22,033	8%
United States	230	0%	33,893	13%
Total	212,018	100%	267,065	100%

Disaggregation of revenue

Revenues, classified by major geographic regions in which the Group’s customers are located are as follows

Geographic regions	Year ended December 31, 2019		Year ended December 31, 2020		Year ended December 31, 2021
	Amount	%	Amount	%	Amount	%
PRC	49,346	64%	66,160	62%	93,326	61%
India	4,988	7%	8,570	8%	17,805	12%
Russia	3,673	5%	5,671	5%	12,213	8%
Other countries	7,430	10%	2,254	2%	8,172	5%
Asia & Pacific	65,437	86%	82,655	77%	131,516	86%
United Kingdom	668	1%	11,544	11%	11,386	7%
Other countries	10,011	13%	12,770	12%	8,156	6%
Europe	10,679	14%	24,314	23%	19,542	13%
Other	318	0%	549	0%	918	1%
Total	76,434	100%	107,518	100%	151,976	100%